Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income including noncontrolling interest	$ 4,869	$ 5,058	$ 4,841
Adjustments to reconcile net income including noncontrolling interest to net cash provided by operating activities
Depreciation and amortization	1,544	1,474	1,435
Company pension and postretirement contributions	(967)	(383)	(267)
Company pension and postretirement expense	334	250	556
Stock-based compensation expense	324	298	276
Gain on sale of businesses	(586)	(111)	(47)
Deferred income taxes	107	7	395
Excess tax benefits from stock-based compensation			(154)
Changes in assets and liabilities
Accounts receivable	(245)	(313)	(58)
Inventories	(387)	57	3
Accounts payable	24	148	9
Accrued income taxes (current and long-term)	967	101	(744)
Other - net	256	76	175
Net cash provided by operating activities	6,240	6,662	6,420
Cash Flows from Investing Activities
Purchases of property, plant and equipment (PP&E)	(1,373)	(1,420)	(1,461)
Proceeds from sale of PP&E and other assets	49	58	33
Acquisitions, net of cash acquired	(2,023)	(16)	(2,914)
Purchases of marketable securities and investments	(2,152)	(1,410)	(652)
Proceeds from maturities and sale of marketable securities and investments	1,354	1,247	1,952
Proceeds from sale of businesses, net of cash sold	1,065	142	123
Other - net	(6)	(4)	102
Net cash used in investing activities	(3,086)	(1,403)	(2,817)
Cash Flows from Financing Activities
Change in short-term debt - net	578	(797)	860
Repayment of debt (maturities greater than 90 days)	(962)	(992)	(800)
Proceeds from debt (maturities greater than 90 days)	1,987	2,832	3,422
Purchases of treasury stock	(2,068)	(3,753)	(5,238)
Proceeds from issuance of treasury stock pursuant to stock option and benefit plans	734	804	635
Dividends paid to shareholders	(2,803)	(2,678)	(2,561)
Excess tax benefits from stock-based compensation			154
Other - net	(121)	(42)	(120)
Net cash used in financing activities	(2,655)	(4,626)	(3,648)
Effect of exchange rate changes on cash and cash equivalents	156	(33)	(54)
Net increase (decrease) in cash and cash equivalents	655	600	(99)
Cash and cash equivalents at beginning of year	2,398	1,798	1,897
Cash and cash equivalents at end of period	$ 3,053	$ 2,398	$ 1,798